RIGHT-OF USE ASSETS AND LEASE LIABILITIES - Summary of Other Information about Operating and Finance Lease (Detail)	Dec. 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7 years 8 months 15 days
Finance leases	2 years 18 days
Weighted average discount rate:
Operating leases	7.60%
Finance leases	5.50%